American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2024

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.4%
Focused Dynamic Growth Fund Investor Class(2)	629,220	39,206,715
Focused Large Cap Value Fund Investor Class	14,316,978	159,204,793
Growth Fund Investor Class	1,917,103	110,559,302
Heritage Fund Investor Class	4,004,217	102,948,408
Mid Cap Value Fund Investor Class	5,845,927	98,270,027
Select Fund Investor Class	133,496	15,970,085
Small Cap Growth Fund Investor Class(2)	1,403,829	29,368,107
Small Cap Value Fund Investor Class	2,665,186	29,023,871
Sustainable Equity Fund Investor Class	4,259,592	233,638,626
		818,189,934
Domestic Fixed Income Funds — 27.7%
Core Plus Fund Investor Class	27,508,723	252,805,164
High Income Fund Investor Class	3,542,440	30,748,378
Inflation-Adjusted Bond Fund Investor Class	10,067,619	107,220,140
Short Duration Fund Investor Class	9,135,050	89,523,490
Short Duration Inflation Protection Bond Fund Investor Class	1,725,855	17,948,896
		498,246,068
International Equity Funds — 18.5%
Emerging Markets Fund Investor Class	4,850,193	55,049,693
Global Real Estate Fund Investor Class	2,686,108	36,987,713
International Growth Fund Investor Class	7,898,862	99,920,602
International Small-Mid Cap Fund Investor Class	3,905,978	38,669,180
International Value Fund Investor Class	7,336,657	65,516,346
Non-U.S. Intrinsic Value Fund Investor Class	3,921,520	37,842,672
		333,986,206
International Fixed Income Funds — 8.4%
Emerging Markets Debt Fund Investor Class	4,090,288	36,485,367
Global Bond Fund Investor Class	13,161,679	115,296,312
		151,781,679
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,470,857,628)		1,802,203,887
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,802,203,887

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$37,332	—	—	$1,875	$39,207	629	—	—
Focused Large Cap Value Fund	153,921	$726	—	4,558	159,205	14,317	—	$725
Growth Fund	107,373	114	—	3,072	110,559	1,917	—	—
Heritage Fund	96,810	—	$181	6,319	102,948	4,004	$65	—
Mid Cap Value Fund	98,061	369	901	741	98,270	5,846	47	368
Select Fund	15,568	—	—	402	15,970	133	—	—
Small Cap Growth Fund(3)	30,225	—	1,004	147	29,368	1,404	(179)	—
Small Cap Value Fund	30,727	65	457	(1,311)	29,024	2,665	60	65
Sustainable Equity Fund	229,422	—	—	4,217	233,639	4,260	—	—
Core Plus Fund	253,680	3,684	2,838	(1,721)	252,805	27,509	(491)	3,075
High Income Fund	33,766	525	4,231	688	30,748	3,542	(415)	525
Inflation-Adjusted Bond Fund	106,817	—	—	403	107,220	10,068	—	—
Short Duration Fund	97,548	1,117	9,812	670	89,523	9,135	(552)	1,117
Short Duration Inflation Protection Bond Fund	17,776	—	—	173	17,949	1,726	—	—
Emerging Markets Fund	77,759	—	23,356	647	55,050	4,850	1,064	—
Global Real Estate Fund	35,000	—	—	1,988	36,988	2,686	—	—
International Growth Fund	102,487	—	506	(2,060)	99,921	7,899	79	—
International Small-Mid Cap Fund	40,036	—	—	(1,367)	38,669	3,906	—	—
International Value Fund	66,840	—	508	(816)	65,516	7,337	(8)	—
Non-U.S. Intrinsic Value Fund	38,823	—	—	(980)	37,843	3,922	—	—
Emerging Markets Debt Fund	35,847	405	—	233	36,485	4,090	—	406
Global Bond Fund	114,507	—	—	790	115,297	13,162	—	—
	$1,820,325	$7,005	$43,794	$18,668	$1,802,204	135,007	$(330)	$6,281
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.